DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income
SCHEDULE OF DEFERRED INCOME
	December 31, 2024	December 31, 2023
Deferred, revenue beginning	$107,674	$63,690
Revenue recognized	(21,852)	(64,816)
Unearned revenues received	1,744	108,800
Foreign exchange	(885)	-
	$86,681	$107,674
Current portion	$18,542	$12,112
Long term portion	68,139	95,562
	$86,681	$107,674